Basis of Preparation and Accounting (Details) - Schedule of revised Statement of Financial Position for the historical periods - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
As Reported [Member]
Current liabilities
Borrowings	$ 95,262	$ 102,621	$ 90,157
Trade and other payables, net	113,117	106,275	114,426
Restatement Adjustments [Member]
Current liabilities
Borrowings	17,479	12,159	9,818
Trade and other payables, net	(17,479)	(12,159)	(9,818)
As Restated [Member]
Current liabilities
Borrowings	112,741	114,780	99,975
Trade and other payables, net	$ 95,638	$ 94,116	$ 104,608